Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - Norstel A B [Member] $ in Millions	Feb. 06, 2019 USD ($)
Subsequent Event [Line Items]
Equity interest percentage by parent	55.00%
Equity interest remaining percentage acquire subject to certain conditions	45.00%
Total consideration	$ 137.5